Fair Value Measurements - Summary of Change In Fair Value of Derivative Warrant Liabilities (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Placement Warrants
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance
Initial measurement on January 12, 2021	130,800
Change in valuation inputs or other assumptions	(14,533)
Fair value, Ending Balance	116,267
Public Warrants
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance
Initial measurement on January 12, 2021	4,200,000
Change in valuation inputs or other assumptions	(641,667)
Fair value, Ending Balance	3,558,333
Warrant Liabilities
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance
Initial measurement on January 12, 2021	4,330,800
Change in valuation inputs or other assumptions	(656,200)
Fair value, Ending Balance	$ 3,674,600